SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details) - $ / shares	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017
Share Capital And Share-based Payments Details
Number of Warrants, Begining balance	7,649,500	8,649,500
Number of Warrants, Expired	(200,000)
Number of Warrants, Exercised	(3,965,000)	(1,000,000)
Number of Warrants, Ending balance	3,484,500	7,649,500
Weighted Average Exercise Price, Begining balance	$ 0.12	$ 0.12
Weighted Average Exercise Price, Expired	0.10
Weighted Average Exercise Price, Exercised	0.10	0.10
Weighted Average Exercise Price, Ending balance	$ 0.15	$ 0.12